Segment Information (Tables)	12 Months Ended
Dec. 31, 2020
Segment Reporting [Abstract]
Schedule of Revenue and Gross Profit by Segment	The revenue and gross profit by segments were as follows:

	For the year ended December 31, 2018
	K-12	Study abroad
	tutoring services	tutoring services	Consolidated
Net revenues	1,182,397	1,045,720	2,228,117
Cost of revenues	706,917	535,972	1,242,889

Gross profit	475,480	509,748	985,228

	For the year ended December 31, 2019
	K-12	Study abroad
	tutoring services	tutoring services	Consolidated
Net revenues	1,943,854	1,160,104	3,103,958
Cost of revenues	1,055,205	574,242	1,629,447

Gross profit	888,649	585,862	1,474,511

	For the year ended December 31, 2020
	K-12	Study abroad
	tutoring services	tutoring services	Consolidated
Net revenues	2,206,273	697,642	2,903,915
Cost of revenues	1,205,656	352,940	1,558,596

Gross profit	1,000,617	344,702	1,345,319